EARNINGS/ (LOSS) PER ADS	12 Months Ended
Dec. 31, 2019
EARNINGS/ (LOSS) PER ADS
EARNINGS/ (LOSS) PER ADS

17. EARNINGS/ (LOSS) PER ADS

Basic earnings/(loss) per ADS and diluted earnings/(loss) per ADS have been calculated as follows:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net income/(loss) from continuing operations	$3,199,831	$5,096,480	$(11,680,155)
Net income from discontinued operations	31,257,707	—	—
Total net income/(loss)	34,457,538	5,096,480	(11,680,155)
Less: Net income/(loss) attributed to noncontrolling interests	—	3,336,769	(2,848,932)
Total net income/(loss) attributed to ReneSola Ltd	$34,457,538	$1,759,711	$(8,831,223)

Numerator for diluted income/(loss) per ADS for continuing operations	3,199,831	1,759,711	(8,831,223)

Numerator for diluted income per ADS for discontinued operations	31,257,707	—	—

Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	24,689,929	38,075,293	40,595,551
Dilutive effects of share options, RSUs and warrants	600	—	—
Denominator for diluted calculation - weighted average number of ADS outstanding*	24,690,529	38,075,293	40,595,551
Continuing operations:
Basic earnings/(loss) per ADS from continuing operations	0.13	0.05	(0.22)
Diluted earnings/(loss) per ADS from continuing operations	0.13	0.05	(0.22)
Discontinued operations:
Basic earnings per ADS from discontinued operations	1.27	—	—
Diluted earnings per ADS from discontinued operations	1.27	—	—

*Each ADS represents 10 common shares

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2018 and 2019, there are 208,100 and 208,100 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings /(loss) per share.

As the Company reports discontinued operations in the periods presented, the Company uses income /(loss) from continuing operations as the control number in determining whether those potential common shares are dilutive or antidilutive. That is, the same number of potential common shares used in computing the diluted per-share amount for income /(loss) from continuing operations shall be used in computing all other reported diluted per-share amounts even if those amounts will be antidilutive to their respective basic per-share amounts.

The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2017	2018	2019
Share options	3,491,575	5,460,000	8,575,000